Income Taxes - Summary of Components of Tax Expenses and Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current	$ 10,544	$ 12,804
Deferred
Temporary differences including tax losses	115,343	(175,679)
Withholding taxes	31,246	22,231
Deferred tax expense (income)	146,589	(153,448)
Net income statement expense (benefit) for income taxes	$ 157,133	$ (140,644)